VEDDER PRICE

                                      VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 NORTH LASALLE STREET
                                      CHICAGO, ILLINOIS 60601-1003
                                      312-609-7500
                                      FACSIMILE: 312-609-5005

                                      A PARTNERSHIP INCLUDING VEDDER, PRICE,
                                      KAUFMAN & KAMMHOLZ, P.C.
                                      WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                      December 1, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  EQUITRUST SERIES FUND, INC.
          FILE NOS. 2-38512 AND 811-2125
          ------------------------------

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated December 1, 1999 and Statement of Additional Information dated December 1, 1999 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the registration statement and (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.

                                      Very truly yours,

                                      /s/James A. Arpaia
                                      ------------------
                                      James A. Arpaia

JAA/sp